Document And Entity Information	9 Months Ended
Sep. 30, 2021
Document Information Line Items
Entity Registrant Name	Stran & Company, Inc.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001872525
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	04-3297200